COMMITMENTS AND CONTINGENCIES - CAPITAL LEASES (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 MW	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
HQ Build To Suit Lease [Member]
Capital Lease Obligations [Abstract]
Capital Lease Term (Years)		25
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017		$ 10
2018		10
2019		10
2020		11
2021		11
Thereafter		245
Total minimum payments		297
Present value of net minimum lease payments		137
Utility Fleet Leases [Member]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Depreciation Expense		2	$ 4	$ 4
Power Purchase Agreements [Member]
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017		77
2018		104
2019		104
2020		104
2021		104
Thereafter		1,806
Total minimum payments		2,299
Less: estimated executory costs		(517)
Less: interest		(1,043)
Present value of net minimum lease payments		739
Capital Leases, Current portion		8
Capital leases, Noncurrent portion		231
Fleet And Other Capital Leases [Member]
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017		2
2018		2
2019		1
Thereafter		8
Present value of net minimum lease payments		6
San Diego Gas and Electric Company [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		240	244
San Diego Gas and Electric Company [Member] | Utility Fleet Leases [Member]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Depreciation Expense		1	2	2
San Diego Gas and Electric Company [Member] | Power Purchase Agreements [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		$ 239
Capital Lease Term (Years)		25
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Depreciation Expense		$ 4	4	3
Leases, Capital [Abstract]
Number Of Power Purchase Agreements With Peaker Facilities, Capital Leases		4
Number Of Power Purchase Agreements With Peaker Facilities In Commercial Operation In 2015		1
San Diego Gas and Electric Company [Member] | Pending Power Purchase Agreement With Peaker Facilities, Capital Lease [Member]
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Present value of net minimum lease payments		$ 500
San Diego Gas and Electric Company [Member] | Purchase Power Agreements With 25 Year Term [Member]
Capital Lease Obligations [Abstract]
Capital Lease Term (Years)		25
San Diego Gas and Electric Company [Member] | Purchase Power Agreements With 9 Year Term [Member]
Capital Lease Obligations [Abstract]
Capital Lease Term (Years)		9
Southern California Gas Company [Member]
Capital Lease Obligations [Abstract]
Capital lease obligations		$ 0	1
Southern California Gas Company [Member] | Utility Fleet Leases [Member]
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Depreciation Expense		$ 1	$ 2	$ 2
Subsequent Event [Member] | Intermediate Stage Power Plant Facility [Member] | San Diego Gas and Electric Company [Member]
Capital Leases, Income Statement of Lessee [Abstract]
Power purchase agreement term	20 years
Generating capacity (in mw) | MW	500